Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 2,725	kr 2,970	kr 3,220
Pension cost for defined benefit plans	2,157	2,622	2,114
Total	kr 4,882	kr 5,592	kr 5,334
Total pension cost expressed as a percentage of wages and salaries	9.20%	9.50%	8.90%
Sweden [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 937	kr 1,096	kr 1,061
Pension cost for defined benefit plans	1,350	1,824	1,314
Total	2,287	2,920	2,375
US [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	473	473	687
Pension cost for defined benefit plans	175	168	167
Total	648	641	854
United Kingdom [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	145	173	185
Pension cost for defined benefit plans	75	38	38
Total	220	211	223
Other Countries [member]
Disclosure Of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	1,170	1,228	1,287
Pension cost for defined benefit plans	557	592	595
Total	kr 1,727	kr 1,820	kr 1,882